SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair value of each share-based payment is estimated on the following assumptions
Risk-free interest rate	2.61%	2.42%	2.42%
Risk-free interest rate, minimum				2.69%
Risk-free interest rate, maximum				3.90%
Expected volatility	61.67%	77.70%	77.70%
Expected volatility, Minimum				72.06%
Expected volatility, Maximum				117.00%
Dividend yield
Expected term	6 years	5 years	5 years	5 years